Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property and equipment [line items]
Schedule of financial disbursements of contractual commitments
The amounts shown below are discounted to present value using the weighted discount rate of leasing transactions and do not necessarily characterize a cash outflow as the Company evaluates the obtainment of financing to meet these commitments.

	December 31,
Description	2022	2021

2022	—	1,332,170
2023	2,025,240	1,048,452
2024	1,544,642	2,354,729
2025	1,969,208	2,116,390
2026	2,414,533	2,325,528
2027	1,361,299	1,323,801
After 2027	4,650,961	2,130,469
	13,965,883	12,631,539

Schedule of Letters of credit [Table Text Block]
The position of the letters of credit in use by the Company follows:

	December, 31
	2022			2021
Description	R$	US$		R$	US$

Security deposits and maintenance reserves	2,453,336	480	millions	3,112,152	492	millions
Local guarantees	44,563	—		8,763	—
	2,497,899	480	millions	3,120,915	492	millions

Aircraft
Disclosure of detailed information about property and equipment [line items]
Schedule of aircraft aquisition [Table Text Block]
The Company contractually assumed the commitment to acquire aircraft directly from manufacturers and from lessors, according to the table below:

	December,31
Description	2022	2021

Lessors	32	45
Manufacturers	112	86
	144	131